Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments
June 30, 2023 (Unaudited)

Investments - 115.54%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments - 43.94%^
Direct Credit - 8.74%
North America - 8.74%
Consumer Discretionary - 0.46%
Lash OpCo, LLC.[1,2,3] (Principal amount $3,354,403)	Cash 7.00% + LIBOR (1% Floor)[4]	3/18/2026	Senior Debt	12/29/2021	$3,335,349	$3,380,170	#

Containers and Packaging - 0.78%
Arctic Holdco, LLC.[1,3] (Principal amount $5,992,221)	Cash 6.00% + 3M CME Term SOFR (1% Floor)[4]	12/23/2026	Senior Debt	5/7/2021	5,889,220	5,733,357	#

Diversified Financials - 1.18%
AMLRS Holdings, Inc.[1,2] (Principal amount $4,599,873)	Cash 5.75% + LIBOR (1% Floor)[4]	9/21/2026	Senior Debt	9/21/2020	4,550,994	4,455,901	#
Cerity Partners Equity Holding, LLC.[1,2,3] (Principal amount $4,408,333)	Cash 6.75% + SOFR[4]	3/29/2030	First Lien, Senior Secured	3/3/2023	1,998,796	2,000,844	#
Kestra, Inc.[1,2,3] (Principal amount $2,230,769)	Cash 7.00% + LIBOR (0.5% Floor)[4]	6/3/2027	Second Lien	12/14/2021	2,182,339	2,201,323	#
Total Diversified Financials						8,658,068

Health Care - 1.58%
Teal Acquisition Co., Inc.[1] (Principal amount $634,146)	Cash 6.25% + LIBOR (1% Floor)[4]	9/22/2026	Senior Debt	9/21/2020	625,052	628,281	#
TNAA Holdco, LLC.[1,2,3] (Principal amount $5,831,780)	Cash 6.50% + SOFR (1% Floor)[4]	12/16/2026	Senior Debt	12/16/2021	5,738,678	5,769,963	#
United Digestive MSO Parent, LLC.[1,2,3] (Principal amount $7,459,605)	Cash 6.75% + SOFR (1.00% Floor)[4]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,344,605	5,204,080	#
Total Health Care						11,602,324

Information Technology - 1.59%
Everberg CIS Holdings, LLC.[1,2,3] (Principal amount $576,596)	Cash 9.78% + LIBOR (1% Floor)[4]	4/14/2026	Senior Secured	4/5/2021	470,297	480,540	#
Everberg SC Holdings III, LLC.[1,2,3] (Principal amount $691,690)	Cash 9.78% + LIBOR (1% Floor)[4]	4/14/2026	Incremental Term Loan	7/6/2022	651,662	628,702	#
Everberg SC Holdings IV, LLC.[1,3] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[4]	N/A	Preferred Equity	7/6/2022	222,264	277,424	#
GI Consilio Parent, LLC.[1,3] (Principal amount $4,500,000)	Cash 7.50% + LIBOR (0.50% Floor)[4]	5/14/2029	Senior Debt	5/20/2021	4,455,000	4,500,000	#
Madison Logic Holdings, Inc.[1,2,3] (Principal amount $3,740,625)	Cash 7.00% + CME SOFR 3 Month (1.00% Floor)[4]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,664,839	3,670,326	#
Redstone Holdco 2, L.P.[1,3] (Principal amount $3,000,000)	Cash 7.75% + LIBOR (0.75% Floor)[4]	4/27/2029	Senior Debt	5/20/2021	2,947,500	2,085,600	#
Total Information Technology						11,642,592

Industrials - 1.84%
Amentum Government Services Holding LLC.[1,3] (Principal amount $5,000,000)	Cash 7.50% + SOFR 3 Month (0.75% Floor)[4]	2/15/2030	Senior Debt	3/7/2022	4,874,862	4,743,000	#
Gannett Fleming, Inc.[1,2,3] (Principal amount $2,985,000)	Cash 6.50% + SOFR (1.00% Floor)[4]	12/20/2028	Unitranche Term Loan	12/19/2022	2,929,865	2,980,821	#
PT Intermediate Holdings III, LLC.[1,2,3] (Principal amount $8,735,416)	Cash 6.5% + SOFR (0.75% Floor)[4]	11/1/2028	First Lien, Senior Secured	3/7/2023	5,710,987	5,736,533	#
Total Industrials						13,460,354

Insurance - 0.79%
Alliant Services, Inc.[1] (6,000 Series A Preferred shares)	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,958,544	5,754,000	#
Software and Services - 0.52%
Career Step, LLC.[1] (2,593,515 shares)	Cash 9.75% + LIBOR (1% Floor)[4]	12/31/2027	Preferred Equity	11/17/2020	2,440,387	2,566,078	#
Packers Software Intermediate Holdings, Inc.[1,2] (843.579 shares, Principal amount $1,302,222)	Cash 7.75% + LIBOR (0.75% Floor)[4]	11/12/2028	Second lien term loan	11/12/2020	1,289,589	1,239,975	#

Total Software and services						3,806,053
Total Direct Credit					65,280,829	64,036,918

	Investment Type	Acquistion Date	Cost	Fair Value

Direct Equity - 35.2%
Asia - 2.02%
Health Care - 2.02%
Celestial Key Group, Ltd.*[1,3,5] (500 Class A shares)	Limited Partnership Interest	11/26/2021	4,223,458	7,098,429
Indigo, L.P.*[1,3,5]	Limited Partnership Interest	6/18/2021	4,400,000	7,693,602	#
Total Health Care				14,792,031
Total Asia				14,792,031

North America - 24.44%
Construction - 1.64%
GridSource Holcings, LLC.*[1,5,6] (1000 Units)	Preferred Units	6/8/2023	12,000,000	12,000,000	#

Consumer Discretionary - 4.69%
CL DAL Opportunities Feeder, L.P.*[1,5]	Limited Partnership Interest	9/9/2020	3	685,874
LUV Car Wash Holdings LLC.*[1,3,5]	Limited Partnership Interest	3/2/2022	13,972,472	14,132,225	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,3,5]	Limited Partnership Interest	1/31/2022	9,664,138	9,175,323	#
RC V RW Investor-B, LLC*[1,5]	Limited Partnership Interest	10/23/2020	7,171,708	10,339,169	#
Total Consumer Discretionary				34,332,591

Distribution Services - 2.34%
V-Co-Invest II, L.P.*[1,5,6]	Limited Partnership Interest	6/30/2023	17,138,537	17,138,537	#

Diversified Financials - 0.43%
AMLRS Equity Investors, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	1,413,356	3,120,590	#

Health Care - 2.26%
CCBlue Limited Partnership*[1,3,5,7]	Limited Partnership Interest	5/24/2022	7,596,848	6,154,558	#
Holiday Buyer, LLC.*[1,2,3,5]	Limited Partnership Interest	2/7/2023	6,452,427	6,452,427	#
NEA BH SPV II, L.P.*[1,5]	Limited Partnership Interest	9/2/2020	5,013,224	112,216
Teal Parent Holdings, L.P.*[1,5]	Limited Partnership Interest	9/21/2020	32,520	-	#
TVG-Hero Holdings II, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	2,257,480	3,870,421	#
Total Health Care				16,589,622

Industrial Services - 6.71%
Einstein 2021, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	9,968,247	19,906,885	#
KAWP Holdings, L.P.*[1,5]	Limited Partnership Interest	12/18/2020	7,436,323	17,253,429	#
Oscar Holdings, L.P.*[1,2,3,5]	Limited Partnership Interest	4/27/2022	7,000,000	11,960,406	#
Total Industrial Services				49,120,720

Information Technology - 4.75%
Beantown IVP Co-Invest II, L.P.*[1,3,5]	Preferred Equity	3/8/2023	5,000,000	5,000,000	#
Cinven Arrow, L.P.*[1,2,5,6,7]	Limited Partnership Interest	6/21/2023	-	-	#
Fetch Rewards, Inc.*[1,3,5] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	4,999,970	6,000,927	#
Follett Acquisition, L.P.*[1,3,5]	Limited Partnership Interest	1/12/2022	8,000,000	9,735,989	#
Ignite Resonate Co-Investors, LLC.*[1,3,5]	Limited Partnership Interest	7/27/2022	8,000,000	8,137,386	#
T-VIII Skopima Co-Invest, L.P.*[1,2,3,5]	Limited Partnership Interest	5/7/2021	526,015	933,626	#
Thrive Capital Partners VIII Growth-B, LLC.*[1,3,5]	Preferred Equity	3/17/2023	5,006,042	5,006,042	#
Total Information Technology				34,813,970

Semiconductors and Equipment - 1.51%
THL Fund Investors (Altar), L.P.*[1,2,3,5]	Limited Partnership Interest	1/27/2022	8,526,551	11,072,195	#
Software and Services - 0.11%
Project Brewer*[1,5] (Series A, 11.00%)	Preferred Equity	11/12/2020	858,255	795,528	#

Total North America				178,983,753

United Kingdom - 5.04%
Health Care - 1.44%
Panacea Co-Investment, L.P.*[1,5,7]	Limited Partnership Interest	12/21/2020	7,725,535	10,553,579	#

Insurance - 1.77%
Chance Co-Investment, L.P.*[1,5,7]	Limited Partnership Interest	12/21/2020	5,851,989	12,955,846	#

Software and Services - 1.83%
Bowmark Investment Partnership - J, L.P.*[1,5,7]	Limited Partnership Interest	10/15/2020	2,583,473	3,514,030	#
TPG Vardos CI, L.P.*[1,2,5]	Limited Partnership Interest	9/9/2020	6,009,308	9,867,547	#
Total Software and Services				13,381,577
Total United Kingdom				36,891,002

Western Europe - 3.7%
Diversified Financials - 1.63%
Enak Aggregator, L.P.*[1,3,5,7]	Limited Partnership Interest	1/18/2022	9,652,846	11,925,883	#

Industrials - 2.07%
FSN Capital Unique Co-Investment, L.P.*[1,3,5,7]	Limited Partnership Interest	3/9/2022	11,545,729	15,201,208	#

Information Technology - 0.0%
Sakura Co-Invest Holdings, L.P.*[1,2,5,7]	Limited Partnership Interest	5/24/2023	-	-	#
Total Western Europe				27,127,091
Total Direct Equity			200,026,454	257,793,877

	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments - 44.46%^
Secondary Direct Equity - 0.61%
North America - 0.61%
Growth Equity - 0.61%
Madison Bay - HL, L.P.*[1,2,3,5]	Limited Partnership Interest	9/4/2020	2,627,933	4,456,243
Total Secondary Direct Equity			2,627,933	4,456,243

Secondary Funds - 43.85%
Asia - 1.9%
Consumer Discretionary - 0.35%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,3,5]	Limited Partnership Interest	6/23/2022	3,570,769	2,559,759

Health Care - 1.55%
LC Healthcare Continued Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	5/12/2021	7,229,374	11,327,917
Total Asia				13,887,676

Middle East - 2.38%
Software and Services - 1.09%
Awz Pentera III, LLC*[1,3,5] (15 shares)	Common Stock	12/21/2022	3,030,000	7,957,328

Venture Capital - 1.29%
Pitango Continuation Fund 2021, L.P.*[1,2,3,5]	Limited Partnership Interest	11/9/2021	7,480,000	9,433,025
Total Middle East				17,390,353

North America - 37.11%
Corporate Finance/Buyout - 16.79%
ACON Strategic Partners II-B, L.P.*[1,2,3,5]	Limited Partnership Interest	8/2/2022	9,476,472	20,022,100
Audax Private Equity Fund IV CF, L.P.*[1,2,5]	Limited Partnership Interest	12/23/2020	4,196,849	4,680,078
CLP Select Opportunities, L.P.*[1,2,5]	Limited Partnership Interest	12/10/2020	9,599,320	13,272,793
JZHL Secondary Fund, L.P.*[1,2,5,8]	Limited Partnership Interest	12/4/2020	3,186,370	6,575,062
Kelso Investment Associates IX, L.P.*[1,2,5,9]	Limited Partnership Interest	9/30/2022	19,792,254	29,450,459
KPS Special Situations Fund IV, L.P.*[1,2,5]	Limited Partnership Interest	9/30/2020	1,448,132	1,473,342
Roark Capital Partners CF L.P.*[1,2,3,5]	Limited Partnership Interest	8/26/2022	6,051,761	7,875,171
TorQuest Partners Fund US IV L.P.*[1,2,3,5,7]	Limited Partnership Interest	9/30/2022	16,706,823	13,820,120
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,3,5]	Limited Partnership Interest	12/31/2021	6,118,136	8,341,801
Webster Equity Partners Pinnacle, L.P.*[1,3,5]	Limited Partnership Interest	11/18/2021	10,000,000	15,440,556
Wind Point Partners VIII-B, L.P.*[1,2,5]	Limited Partnership Interest	3/31/2021	1,164,272	1,998,631
Total Corporate Finance/Buyout				122,950,113

Diversified Financials - 11.07%
Advent Intl GPE VIII-C, L.P.*[1,3,5]	Limited Partnership Interest	6/30/2023	23,884,382	29,419,229
Arrowhead Capital Fund III, L.P.*[1,2,5,9]	Limited Partnership Interest	6/30/2023	3,671,396	4,419,876
Centerbridge Cap Part III-A, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	1,437,541	2,041,735
GoldPoint Mezzanine Partners IV, L.P.*[1,2,5,9]	Limited Partnership Interest	6/30/2023	4,086,907	5,201,583
MDCP Insurance SPV, L.P.*[1,2,3,5]	Limited Partnership Interest	6/28/2023	11,111,111	11,497,600
Resolute II Continuation Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/20/2021	12,469,384	23,471,890
TA XII-B, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	2,588,488	3,369,249
TA XIII-B, L.P.*[1,2,3,5]	Limited Partnership Interest	3/30/2023	1,308,350	1,618,276
Total Diversified Financials				81,039,438

Growth Equity - 6.61%
10K Lakes Fund II, L.P.*[1,2,3,5]	Limited Partnership Interest	10/27/2021	1,814,720	1,272,497
Everstone Capital Partners III, L.P.*[1,2,5]	Limited Partnership Interest	10/15/2020	4,274,710	7,375,271
L Catterton Growth IV L.P.*[1,2,3,5]	Limited Partnership Interest	3/31/2021	6,566,629	7,272,546
Motive IC SAS-A, L.P.*[1,3,5]	Limited Partnership Interest	6/28/2021	2,794,226	4,634,868
NewView Capital Special Opportunities Fund I, L.P.*[1,2,5]	Limited Partnership Interest	10/23/2020	12,557,924	27,854,392
Total Growth Equity				48,409,574

Healthcare & Business Services - 1.81%
Eversecure PTE. LTD.*[1,3,5] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	5,000,000	7,937,311
TDP Western Veterinary Co-Invest Fund A L.P.*[1,3,5]	Preferred Equity	3/15/2023	3,375,000	5,357,685
Total Healthcare & Business Services				13,294,996

Information Technology - .83%
ZMC II Extended Value Fund, L.P.*[1,2,3,5]	Limited Partnership Interest	8/19/2021	5,179,341	6,103,449
Total North America				271,797,570

Western Europe - 2.46%
Corporate Finance/Buyout - 0.81%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,3,5,7]	Limited Partnership Interest	4/22/2021	3,359,086	5,951,997

Diversified Financials - 1.26%
CVC Cap Partners VI (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	1,774,704	2,043,338
CVC Cap Partners VII (A) L.P.*[1,3,5,7]	Limited Partnership Interest	3/30/2023	4,169,254	5,142,214
CVC Cap Partners VIII (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	1,340,562	1,448,619
CVC European Equity Partners V (A) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	14,432	16,347
CVC European Equity Partners V (B) L.P.*[1,2,3,5,7]	Limited Partnership Interest	3/30/2023	36,080	40,868
Sagard 3, FCPI*[1,2,3,5,7]	Limited Partnership Interest	7/23/2021	466,109	417,689
Sagard 4, FCPI*[1,2,3,5,7]	Limited Partnership Interest	9/3/2021	148,078	142,791
Total Diversified Financials				9,251,866

Logistics - 0.39%
Verdane AB-IB Co-Invest AB*[1,2,3,5,7]	Limited Partnership Interest	3/20/2022	5,336,892	2,848,404
Total Western Europe				18,052,267
Total Secondary Funds			227,815,838	321,127,866

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 27.14%
Goldman Sachs Financial Square Government Fund – Institutional Class[3,8,9]	4.95%[10]	N/A	123,927,683	123,927,683	123,927,683
UMB Bank Demand Deposit	0.99%[10]	74,813,500	N/A	74,813,500	74,813,500
Total Short Term Investments					198,741,183

Total Investments (Cost $694,492,237)					846,156,087
Liabilities in excess of other assets - (15.54%)					(113,800,947)
Total Net Assets - 100%					$732,355,140

LIBOR - London Interbank Offered Rate (One month rate was 5.218% at June 30, 2023)

SOFR - Secured Overnight Financing Rate (Rate was 5.09% at June 30, 2023)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through HL PAF Holdings, LLC.
[4]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, or (iv) SOFR.

[5]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[6]	All or a portion of this security is held through HL PAF Splitter LLC.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is held through HL PAF JZ Blocker.
[9]	All or a portion of this security is held through HL PAF Diamondback Blocker.
[10]	The rate is the annualized seven-day yield at year end.

See accompanying notes to consolidated schedule of investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2023 (Unaudited)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund has designated a Valuation Committee (the “Committee”) comprised of employees of the Adviser to oversee the entire valuation process of the Fund’s investments. The Committee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Committee meets on a monthly basis. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Committee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Committee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$64,036,918	$64,036,918
Direct Equity	-	7,210,645	249,897,358	257,108,003
Short Term Investments	198,741,183	-	-	198,741,183
Total Investments	$198,741,183	$7,210,645	$313,934,276	$519,886,104

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) certain Direct Equity and Secondary Investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $326,269,983 are excluded from the fair value hierarchy as of June 30, 2023.